Condensed Consolidated Balance Sheets Details	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Condensed Consolidated Balance Sheets Details [Abstract]
Condensed Consolidated Balance Sheets Details
4.	Condensed Consolidated Balance Sheets Details

Inventory, Net

Inventory consists of sub-assemblies, components, and raw materials, and work-in-process. Inventory not expected to be sold or consumed within one year, including inventory expected to be capitalized into property and equipment as cyclotron systems are completed, is classified as inventory, non-current. The composition of inventory, non-current as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Sub-assemblies, components, and raw materials	$2,358	$2,211
Work-in-process	1,690	1,683
Inventory, non-current, gross	$4,048	$3,894
Less: allowance for inventory obsolescence	(905)	(798)
Inventory, non-current	$3,143	$3,096

The Company maintains an allowance for inventory obsolescence to reduce the carrying value of slow-moving, obsolete, or damaged inventory to its estimated net realizable value. The allowance is based on historical write-offs, current inventory aging, and management’s assessment of future demand. No allowance for inventory obsolescence was recorded against inventory included in total current assets during the three months ended March 31, 2026 or March 31, 2025.

Activity in the allowance for inventory obsolescence, related solely to inventory, non-current was as follows:

Amount
Balance as of December 31, 2025	$798
Provision charged to cost of revenue	107
Balance as of March 31, 2026	$905

No provision for inventory obsolescence was charged to cost of revenue for the three months ended March 31, 2025.

Prepaid Expenses and Other Current Assets

The composition of prepaid expenses and other current assets as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Inventory deposits	$389	$435
Prepaid insurance	115	—
Prepaid software subscriptions	75	52
Other prepaid expenses and other current assets	65	83
Total	$644	$570

Property and Equipment, Net

The composition of property and equipment, net as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Specialized Technical Equipment	$9,393	$9,393
Production and laboratory equipment	7,243	7,198
Computer equipment	319	319
Computer software	302	302
Leasehold improvements	13,765	13,760
Construction in progress	8,452	8,452
Total property and equipment	39,474	39,424
Less accumulated depreciation	(13,121)	(12,210)
Property and equipment, net	$26,353	$27,214

Construction in progress represents costs incurred for leasehold improvements and a cyclotron system that were not substantially complete and ready for their intended use as of March 31, 2026 and December 31, 2025. Construction in progress includes direct costs of acquisition, installation, and other expenditures necessary to bring the assets to the condition necessary for their intended use. No depreciation is recorded on construction in progress until the related assets are substantially complete and placed into service.

Depreciation expense was $912 and $806 for the three months ended March 31, 2026 and March 31, 2025, respectively.

Accrued Expenses and Other Current Liabilities

The composition of accrued expenses and other current liabilities as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Accrued compensation and benefits	$827	$569
Accrued interest	765	390
Customer deposits	600	600
Other accrued expenses and other current liabilities	767	431
Total	$2,959	$1,990

Other Non-Current Liabilities

The composition of other non-current liabilities as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
Customer deposits	$1,000	$1,000
Government grant obligation	750	750
Asset retirement obligation	574	568
Other	99	283
Total	$2,423	$2,601

4.	Consolidated Balance Sheets Details

Inventory, Net

Inventory included in total current assets consists solely of assemblies and raw materials. The composition of inventory, non-current as of December 31, 2025 and 2024 is as follows:

	2025	2024
Assemblies and raw materials	$2,211	$2,803
Work-in-process	1,683	1,385
Inventory, non-current, gross	$3,894	$4,188
Less: allowance for inventory obsolescence	(798)	(512)
Inventory, non-current	$3,096	$3,676

The Company maintains an allowance for inventory obsolescence to reduce the carrying value of slow-moving, obsolete, or damaged inventory to its estimated net realizable value. The allowance is based on historical write-offs, current inventory aging, and management’s assessment of future demand. No allowance for inventory obsolescence was recorded against inventory included in total current assets as of December 31, 2025 or 2024.

Activity in the allowance for inventory obsolescence, related solely to inventory, non-current was as follows:

Amount
Balance as of December 31, 2023	$173
Provision charged to costs of revenue	339
Balance as of December 31, 2024	512
Provision charged to costs of revenue	286
Balance as of December 31, 2025	$798

Prepaid Expenses and Other Current Assets

The composition of prepaid expenses and other current assets as of December 31, 2025 and 2024 is as follows:

	2025	2024
Inventory deposits	$435	$551
Prepaid software subscriptions	52	63
Interest receivable	—	93
Other prepaid expenses and other current assets	83	80
Total	$570	$787

Property and Equipment, Net

The composition of property and equipment, net as of December 31, 2025 and 2024 is as follows:

	2025	2024
Production and laboratory equipment	$7,198	$7,657
Specialized Technical Equipment	9,393	8,403
Computer equipment	319	319
Computer software	302	302
Leasehold improvements	13,760	13,970
Construction in progress	8,452	544
Total property and equipment	39,424	31,195
Less accumulated depreciation	(12,210)	(8,976)
Property and equipment, net	$27,214	$22,219

Construction in progress represents costs incurred for leasehold improvements and a cyclotron system that were not substantially complete and ready for their intended use as of December 31, 2025 and 2024. Construction in progress includes direct costs of acquisition, installation, and other expenditures necessary to bring the assets to the condition necessary for their intended use. No depreciation is recorded on construction in progress until the related assets are substantially complete and placed into service.

Depreciation expense was $3.6 million and $2.5 million for the years ended December 31, 2025 and 2024, respectively.

Accrued Expenses and Other Current Liabilities

The composition of accrued expenses and other current liabilities as of December 31, 2025 and 2024 is as follows:

	2025	2024
Customer deposits	$600	$2,195
Accrued compensation and benefits	569	1,022
Accrued interest	390	—
Other accrued expenses and other current liabilities	431	353
Total	$1,990	$3,570

Other Non-Current Liabilities

The composition of other non-current liabilities as of December 31, 2025 and 2024 is as follows:

	2025	2024
Customer deposits	$1,000	$—
Government grant obligation	750	—
Asset retirement obligation	568	501
Other	283	1,702
Total	$2,601	$2,203

Government grant obligation

During 2025, the Company received a government grant of $750 in connection with an economic development program. The grant is subject to specified conditions that must be satisfied through June 2030 and includes provisions requiring repayment if such conditions are not met. As of December 31, 2025, the Company has not satisfied the required conditions. Accordingly, the $750 was recorded as a government grant obligation included in other non-current liabilities in the consolidated balance sheet. The amount will be recognized in the consolidated statements of operations as the related conditions are satisfied and it becomes probable that repayment will not be required.